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                                                        OMB Number: 3235-0578
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                                                        hours per response: 10.5
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-01474

                                 AIM Stock Funds
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 7/31

Date of reporting period: 10/31/07

Item 1.  Schedule of Investments.

                                AIM DYNAMICS FUND
           Quarterly Schedule of Portfolio Holdings - October 31, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   I-DYN-QTR-1 10/07   A I M Advisors, Inc.

AIM Dynamics Fund

SCHEDULE OF INVESTMENTS(a)
October 31, 2007
(Unaudited)

                                                       SHARES          VALUE
                                                    -----------   --------------
COMMON STOCKS & OTHER EQUITY INTERESTS-97.19%

ADVERTISING-1.47%
Focus Media Holding Ltd. -ADR (China)(b)(c)             508,565   $   31,531,030
                                                                  --------------
AEROSPACE & DEFENSE-3.44%
BE Aerospace, Inc. (c)                                  390,333       19,403,453
Precision Castparts Corp.                               213,536       31,989,828
Spirit AeroSystems Holdings Inc. -Class A (c)           639,744       22,211,912
                                                                  --------------
                                                                      73,605,193
                                                                  --------------
AGRICULTURAL PRODUCTS-0.84%
Corn Products International, Inc.                       422,696       17,981,488
                                                                  --------------
AIR FREIGHT & LOGISTICS-0.99%
UTI Worldwide, Inc.                                     827,956       21,121,158
                                                                  --------------
APPAREL RETAIL-3.39%
Abercrombie & Fitch Co. -Class A                        369,947       29,299,802
Aeropostale, Inc. (b)(c)                              1,090,964       24,983,076
Guess?, Inc.                                            354,057       18,194,989
                                                                  --------------
                                                                      72,477,867
                                                                  --------------
APPAREL, ACCESSORIES & LUXURY GOODS-3.87%
Coach, Inc. (c)                                         432,245       15,802,877
Hanesbrands, Inc. (c)                                 1,123,282       34,866,673
Polo Ralph Lauren Corp.                                 218,174       15,010,371
Under Armour, Inc.-Class A (b)(c)                       273,403       17,019,337
                                                                  --------------
                                                                      82,699,258
                                                                  --------------
APPLICATION SOFTWARE-3.15%
ANSYS, Inc. (c)                                         141,206        5,480,205
Cadence Design Systems, Inc. (c)                        878,294       17,214,562
Citrix Systems, Inc. (c)                                504,425       21,685,231
Solera Holdings Inc. (c)                              1,070,795       23,032,800
                                                                  --------------
                                                                      67,412,798
                                                                  --------------
ASSET MANAGEMENT & CUSTODY BANKS-1.50%
FBR Capital Markets Corp. (b)(c)                         76,338          977,126
FBR Capital Markets Corp.
   (Acquired 07/14/06; Cost $9,454,500)
   (c)(d)(e)                                            630,300        8,067,840
Northern Trust Corp.                                    306,255       23,033,439
                                                                  --------------
                                                                      32,078,405
                                                                  --------------
BIOTECHNOLOGY-1.72%
Cephalon, Inc. (b)(c)                                   293,000       21,605,820
                                                                  --------------

                                                       SHARES          VALUE
                                                    -----------   --------------
BIOTECHNOLOGY-(CONTINUED)
Genzyme Corp. (c)                                       200,000   $   15,194,000
                                                                  --------------
                                                                      36,799,820
                                                                  --------------
CASINOS & GAMING-2.41%
International Game Technology                           513,450       22,391,554
Scientific Games Corp. -Class A (b)(c)                  807,325       29,184,799
                                                                  --------------
                                                                      51,576,353
                                                                  --------------
COMMUNICATIONS EQUIPMENT-2.31%
CommScope, Inc. (c)                                     374,749       17,676,910
Comverse Technology, Inc. (c)                           543,422       10,444,571
Infinera Corp. (c)                                      462,603       10,209,648
Polycom, Inc. (c)                                       397,262       11,115,391
                                                                  --------------
                                                                      49,446,520
                                                                  --------------
COMPUTER & ELECTRONICS RETAIL-0.64%
GameStop Corp. -Class A (c)                             231,069       13,683,906
                                                                  --------------
COMPUTER STORAGE & PERIPHERALS-0.94%
Intermec Inc. (b)(c)                                    176,498        4,486,579
SanDisk Corp. (c)                                       352,266       15,640,611
                                                                  --------------
                                                                      20,127,190
                                                                  --------------
CONSTRUCTION & ENGINEERING-2.18%
Foster Wheeler Ltd. (c)                                 314,437       46,615,285
                                                                  --------------
CONSTRUCTION & FARM MACHINERY &
   HEAVY TRUCKS-1.09%
Joy Global Inc.                                         401,563       23,314,748
                                                                  --------------
DATA PROCESSING & OUTSOURCED SERVICES-2.03%
Fidelity National Information Services, Inc.            439,600       20,274,352
VeriFone Holdings, Inc. (b)(c)                          468,714       23,168,533
                                                                  --------------
                                                                      43,442,885
                                                                  --------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
   SERVICES-2.66%
Corrections Corp. of America (c)                      1,139,016       32,222,763
IHS Inc. -Class A (c)                                   390,290       24,607,784
                                                                  --------------
                                                                      56,830,547
                                                                  --------------
DIVERSIFIED METALS & MINING-0.47%
Titanium Metals Corp. (b)                               286,313       10,078,218
                                                                  --------------
DRUG RETAIL-1.06%
Shoppers Drug Mart Corp. (Canada)                       388,300       22,775,605
                                                                  --------------
EDUCATION SERVICES-1.29%
Apollo Group, Inc. -Class A (c)                         346,868       27,492,758
                                                                  --------------

AIM Dynamics Fund

                                                       SHARES          VALUE
                                                    -----------   --------------
ELECTRICAL COMPONENTS & EQUIPMENT-2.84%
Cooper Industries, Ltd. -Class A                        421,788   $   22,097,473
General Cable Corp. (c)                                 536,485       38,621,555
                                                                  --------------
                                                                      60,719,028
                                                                  --------------
ELECTRONIC EQUIPMENT MANUFACTURERS-1.23%
Amphenol Corp. -Class A                                 595,602       26,367,301
                                                                  --------------
FERTILIZERS & AGRICULTURAL CHEMICALS-0.89%
Potash Corp. of Saskatchewan Inc. (Canada)              154,904       19,025,309
                                                                  --------------
FOOTWEAR-0.56%
Crocs, Inc. (b)(c)                                      159,983       11,958,729
                                                                  --------------
HEALTH CARE EQUIPMENT-3.75%
ev3 Inc. (b)(c)                                       1,054,600       15,481,528
Gen-Probe Inc. (c)                                      300,000       21,006,000
Hologic, Inc. (c)                                       322,000       21,873,460
Kinetic Concepts, Inc. (c)                              363,132       21,824,233
                                                                  --------------
                                                                      80,185,221
                                                                  --------------
HEALTH CARE FACILITIES-0.91%
Psychiatric Solutions, Inc. (c)                         490,000       19,404,000
                                                                  --------------
HEALTH CARE SERVICES-0.81%
Express Scripts, Inc. (c)                               276,201       17,428,283
                                                                  --------------
HEALTH CARE SUPPLIES-0.45%
Immucor, Inc. (c)                                       299,000        9,642,750
                                                                  --------------
HEALTH CARE TECHNOLOGY-0.78%
Allscripts Healthcare Solutions, Inc. (b)(c)            600,000       16,620,000
                                                                  --------------
HOME ENTERTAINMENT SOFTWARE-1.59%
Electronic Arts Inc. (c)                                191,136       11,682,232
THQ Inc. (c)                                            821,579       22,256,575
                                                                  --------------
                                                                      33,938,807
                                                                  --------------
HOUSEWARES & SPECIALTIES-1.58%
Jarden Corp. (c)                                        954,506       33,904,053
                                                                  --------------
INDEPENDENT POWER PRODUCERS &
   ENERGY TRADERS-1.73%
Dynegy Inc. -Class A (c)                              2,294,693       21,134,123
KGEN Power Corp. (Acquired 01/12/07;
   Cost $13,478,402)(c)(e)(f)                           962,743       15,885,259
                                                                  --------------
                                                                      37,019,382
                                                                  --------------
INDUSTRIAL CONGLOMERATES-1.93%
McDermott International, Inc. (c)                       675,719       41,259,402
                                                                  --------------
INDUSTRIAL MACHINERY-0.99%
Kaydon Corp. (b)                                        395,453       21,271,417
                                                                  --------------
INTERNET RETAIL-0.65%
Orbitz Worldwide, Inc. (b)(c)                         1,311,031       13,831,377
                                                                  --------------

                                                       SHARES          VALUE
                                                    -----------   --------------
INTERNET SOFTWARE & SERVICES-0.63%
Akamai Technologies, Inc. (b)(c)                        341,612   $   13,387,774
                                                                  --------------
INVESTMENT BANKING & BROKERAGE-0.97%
MF Global Ltd. (c)                                      699,425       20,675,003
                                                                  --------------
IT CONSULTING & OTHER SERVICES-1.95%
Cognizant Technology Solutions Corp. -Class A (c)       528,568       21,914,429
Gartner, Inc. (c)                                       901,355       19,739,675
                                                                  --------------
                                                                      41,654,104
                                                                  --------------
LIFE SCIENCES TOOLS & SERVICES-1.77%
AMAG Pharmaceuticals, Inc. (b)(c)                       256,000       16,729,600
Pharmaceutical Product Development, Inc.                498,000       21,035,520
                                                                  --------------
                                                                      37,765,120
                                                                  --------------
MANAGED HEALTH CARE-1.91%
Aveta, Inc. (Acquired 12/21/05-02/21/06; Cost
   $18,389,812)(c)(e)(f)                              1,340,000       10,720,000
Humana Inc. (c)                                         325,000       24,358,750
WellCare Health Plans Inc. (c)                          240,000        5,805,600
                                                                  --------------
                                                                      40,884,350
                                                                  --------------
METAL & GLASS CONTAINERS-3.30%
Crown Holdings, Inc. (c)                              1,236,853       30,673,955
Owens-Illinois, Inc. (c)                                897,055       39,847,183
                                                                  --------------
                                                                      70,521,138
                                                                  --------------
OIL & GAS DRILLING-1.20%
Diamond Offshore Drilling, Inc.                          92,000       10,417,160
ENSCO International Inc.                                275,000       15,259,750
                                                                  --------------
                                                                      25,676,910
                                                                  --------------
OIL & GAS EQUIPMENT & SERVICES-3.70%
Cameron International Corp. (c)                         279,000       27,163,440
Compagnie Generale de Geophysique-Veritas
   (France)(c)(g)                                        66,000       21,653,947
National-Oilwell Varco Inc. (c)                         414,000       30,321,360
                                                                  --------------
                                                                      79,138,747
                                                                  --------------
OIL & GAS EXPLORATION & PRODUCTION-2.55%
Carrizo Oil & Gas, Inc. (c)                             458,000       23,536,620
Southwestern Energy Co. (c)                             600,000       31,038,000
                                                                  --------------
                                                                      54,574,620
                                                                  --------------
OIL & GAS REFINING & MARKETING-0.94%
Petroplus Holdings A.G. (Switzerland)(c)                232,282       20,175,676
                                                                  --------------
OIL & GAS STORAGE & TRANSPORTATION-1.06%
Williams Cos., Inc. (The)                               623,000       22,733,270
                                                                  --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Dynamics Fund

                                                       SHARES          VALUE
                                                    -----------   --------------
PHARMACEUTICALS-1.62%
Adams Respiratory Therapeutics, Inc. (b)(c)             284,000   $   12,478,960
Shire PLC (United Kingdom)(g)                           886,000       22,165,310
                                                                  --------------
                                                                      34,644,270
                                                                  --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT-0.41%
Meruelo Maddux Properties, Inc. (c)                   1,828,422        8,794,710
                                                                  --------------
REGIONAL BANKS-0.57%
Signature Bank (c)                                      354,891       12,119,528
                                                                  --------------
RESTAURANTS-0.99%
Burger King Holdings Inc.                               804,775       21,278,251
                                                                  --------------
SEMICONDUCTOR EQUIPMENT-1.43%
FormFactor Inc. (c)                                     466,252       18,235,116
MEMC Electronic Materials, Inc. (c)                     168,794       12,359,096
                                                                  --------------
                                                                      30,594,212
                                                                  --------------
SEMICONDUCTORS-4.59%
Broadcom Corp. -Class A (c)                             613,612       19,973,071
Marvell Technology Group Ltd. (c)                       945,462       17,046,680
Maxim Integrated Products, Inc.                         727,392       19,712,323
NVIDIA Corp. (c)                                        672,132       23,780,030
ON Semiconductor Corp. (c)                            1,730,797       17,654,129
                                                                  --------------
                                                                      98,166,233
                                                                  --------------
SPECIALIZED FINANCE-1.38%
IntercontinentalExchange Inc. (c)                        97,532       17,380,202
KKR Financial Holdings LLC                              779,359       12,165,794
                                                                  --------------
                                                                      29,545,996
                                                                  --------------
SPECIALTY CHEMICALS-0.80%
Wacker Chemie A.G. (Germany)(g)                          69,253       17,130,119
                                                                  --------------
SPECIALTY STORES-1.89%
Dick's Sporting Goods, Inc. (c)                         599,808       20,015,593
PetSmart, Inc.                                          638,717       19,129,574
Ulta Salon Cosmetics & Fragrance Inc. (c)                35,482        1,213,485
                                                                  --------------
                                                                      40,358,652
                                                                  --------------
STEEL-0.93%
Allegheny Technologies, Inc. (b)                        194,998       19,922,946
                                                                  --------------
TIRES & RUBBER-1.19%
Goodyear Tire & Rubber Co. (The) (c)                    845,092       25,479,524
                                                                  --------------
WIRELESS TELECOMMUNICATION SERVICES-3.27%
American Tower Corp. -Class A (c)                       506,600       22,381,588
Crown Castle International Corp. (b)(c)                 576,308       23,668,970
NII Holdings Inc. (c)                                   413,700       23,994,600
                                                                  --------------
                                                                      70,045,158
                                                                  --------------
   Total Common Stocks & Other Equity Interests
      (Cost $1,699,006,155)                                        2,078,932,402
                                                                  --------------

                                                       SHARES          VALUE
                                                    -----------   --------------
PREFERRED STOCKS-0.74%

MORTGAGE REIT'S-0.74%
Thornburg Mortgage Inc.-Series F $2.50 Conv. Pfd.
   (Cost $16,350,000)                                   654,000   $   15,918,360
                                                                  --------------
MONEY MARKET FUNDS-1.77%
Liquid Assets Portfolio -Institutional Class(h)      18,923,247       18,923,247
Premier Portfolio -Institutional Class(h)            18,923,247       18,923,247
                                                                  --------------
   Total Money Market Funds
      (Cost $37,846,494)                                              37,846,494
                                                                  --------------
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities on loan)-99.70%
   (Cost $1,753,202,649)                                           2,132,697,256
                                                                  --------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
   FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-8.31%
Liquid Assets Portfolio -Institutional Class
   (Cost $177,804,375) (h)(i)                       177,804,375      177,804,375
                                                                  --------------
TOTAL INVESTMENTS-108.01%
   (Cost $1,931,007,024)                                           2,310,501,631
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-(8.01)%                               (171,392,673)
                                                                  --------------
NET ASSETS-100.00%                                                $2,139,108,958
                                                                  ==============

Investment Abbreviations:

ADR   -- American Depositary Receipt
Conv. -- Covertible
Pfd.  -- Preferred
REIT  -- Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b)  All or a portion of this security was out on loan at October 31, 2007.

(c)  Non-income producing security.

(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at October 31, 2007 represented 0.38% of the Fund's Net Assets. See Note 1A.

(e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at October 31, 2007 was $34,673,099, which represented 1.62% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(f) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at October 31, 2007 was $26,605,259, which represented 1.24% of the Fund's Net Assets.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Dynamics Fund

(g) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at October 31, 2007 was $60,949,376, which represented 2.85% of the Fund's Net Assets. See Note 1A.

(h) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(i) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Dynamics Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
October 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM Dynamics Fund

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM Dynamics Fund

F. PUT OPTIONS PURCHASED - The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended October 31, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                               VALUE        PURCHASES       PROCEEDS         VALUE     DIVIDEND
FUND                          07/31/07       AT COST       FROM SALES      10/31/07     INCOME
----                        -----------   ------------   -------------   -----------   --------
Liquid Assets Portfolio -
   Institutional Class      $17,808,721   $100,993,156   $ (99,878,630)  $18,923,247   $222,508
Premier Portfolio-
   Institutional Class       17,808,721    100,993,156     (99,878,630)   18,923,247    222,193
                            -----------   ------------   -------------   -----------   --------
   SUBTOTAL                 $35,617,442   $201,986,312   $(199,757,260)  $37,846,494   $444,701
                            ===========   ============   =============   ===========   ========

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                VALUE        PURCHASES       PROCEEDS         VALUE      DIVIDEND
FUND                          07/31/07        AT COST       FROM SALES      10/31/07      INCOME*
----                        ------------   ------------   -------------   ------------   --------
Liquid Assets Portfolio -
Institutional Class         $177,751,375   $199,262,580   $(199,209,580)  $177,804,375   $192,828
                            ------------   ------------   -------------   ------------   --------
   TOTAL INVESTMENTS
      IN AFFILIATES         $213,368,817   $401,248,892   $(398,966,840)  $215,650,869   $637,529
                            ============   ============   =============   ============   ========

*    Net of compensation to counterparties.

AIM Dynamics Fund

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

          At October 31, 2007, securities with an aggregate value of $164,333,748 were on loan to brokers. The loans were secured by cash collateral of $177,804,375 received by the Fund and subsequently invested in an affiliated money market fund. For the three months ended October 31, 2007, the Fund received dividends on cash collateral investments of $192,828 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended October 31, 2007 was $587,432,391 and $635,960,736, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities         $441,771,020
Aggregate unrealized (depreciation) of investment securities        (62,322,787)
                                                                   ------------
Net unrealized appreciation of investment securities               $379,448,233
                                                                   ============

Cost of investments for tax purposes is $1,931,053,398.

                             AIM S&P 500 INDEX FUND

          Quarterly Schedule of Portfolio Holdings o October 31, 2007

                                                        (AIM INVESTMENT(R) LOGO)

AIMinvestments.com          I-SP-QTR-1 10/07       A I M Advisors, Inc.

AIM S&P 500 Index Fund

SCHEDULE OF INVESTMENTS(A)
October 31, 2007
(Unaudited)



                                                               SHARES           VALUE
                                                             ----------     -------------
COMMON STOCKS & OTHER EQUITY INTERESTS--98.34%
ADVERTISING--0.16%
Interpublic Group of Cos., Inc. (The) (b)(c)                      8,202     $      84,891
Omnicom Group Inc.                                                5,715           291,350
                                                                            -------------
                                                                                  376,241
                                                                            -------------
AEROSPACE & DEFENSE--2.78%
Boeing Co. (The)                                                 13,606         1,341,415
General Dynamics Corp.                                            7,043           640,631
Goodrich Corp.                                                    2,162           150,605
Honeywell International Inc.                                     12,992           784,847
L-3 Communications Holdings, Inc.                                 2,187           239,783
Lockheed Martin Corp.                                             6,027           663,211
Northrop Grumman Corp.                                            5,963           498,626
Precision Castparts Corp.                                         2,392           358,345
Raytheon Co.                                                      7,592           482,927
Rockwell Collins, Inc.                                            2,891           216,276
United Technologies Corp.                                        17,218         1,318,727
                                                                            -------------
                                                                                6,695,393
                                                                            -------------
AGRICULTURAL PRODUCTS--0.17%
Archer-Daniels-Midland Co.                                       11,173           399,770
                                                                            -------------
AIR FREIGHT & LOGISTICS--0.94%
Expeditors International of Washington, Inc.                      3,697           187,253
FedEx Corp.                                                       5,360           553,902
Robinson (C.H.) Worldwide, Inc.                                   2,995           149,510
United Parcel Service, Inc. -Class B                             18,224         1,368,623
                                                                            -------------
                                                                                2,259,288
                                                                            -------------
AIRLINES--0.08%
Southwest Airlines Co.                                           12,973           184,346
                                                                            -------------
ALUMINUM--0.25%
Alcoa Inc.                                                       15,347           607,588
                                                                            -------------
APPAREL RETAIL--0.26%
Abercrombie & Fitch Co. -Class A                                  1,504           119,117
Gap, Inc. (The)                                                   8,591           162,370
Limited Brands, Inc.                                              5,535           121,825
TJX Cos., Inc. (The)                                              7,718           223,282
                                                                            -------------
                                                                                  626,594
                                                                            -------------
APPAREL, ACCESSORIES & LUXURY GOODS--0.22%
Coach, Inc. (c)                                                   6,477           236,799
Jones Apparel Group, Inc.                                         1,621            33,944
Liz Claiborne, Inc. (b)                                           1,775            50,534
                                                                            -------------
Polo Ralph Lauren Corp.                                           1,039            71,483
                                                                            -------------

                                                               SHARES           VALUE
                                                             ----------     -------------
APPAREL, ACCESSORIES & LUXURY GOODS--(CONTINUED)
VF Corp.                                                          1,539     $     134,093
                                                                            -------------
                                                                                  526,853
                                                                            -------------
APPLICATION SOFTWARE--0.44%
Adobe Systems Inc. (c)                                           10,215           489,298
Autodesk, Inc. (c)                                                3,994           195,307
Citrix Systems, Inc. (c)                                          3,120           134,129
Compuware Corp. (c)                                               5,297            52,970
Intuit Inc. (c)                                                   5,919           190,414
                                                                            -------------
                                                                                1,062,118
                                                                            -------------
ASSET MANAGEMENT & CUSTODY BANKS--1.31%
American Capital Strategies, Ltd.                                 3,262           141,603
Ameriprise Financial, Inc.                                        4,083           257,147
Bank of New York Mellon Corp.                                    19,754           964,983
Federated Investors, Inc. -Class B                                1,519            65,317
Franklin Resources, Inc.                                          2,817           365,309
Janus Capital Group Inc.                                          2,739            94,523
Legg Mason, Inc.                                                  2,304           191,094
Northern Trust Corp.                                              3,323           249,923
State Street Corp.                                                6,761           539,325
T. Rowe Price Group Inc.                                          4,602           295,632
                                                                            -------------
                                                                                3,164,856
                                                                            -------------

AUTO PARTS & EQUIPMENT--0.19%
Johnson Controls, Inc.                                           10,308           450,666
                                                                            -------------

AUTOMOBILE MANUFACTURERS--0.29%
Ford Motor Co. (c)                                               36,450           323,311
General Motors Corp.                                              9,824           385,003
                                                                            -------------
                                                                                  708,314
                                                                            -------------
AUTOMOTIVE RETAIL--0.06%
AutoNation, Inc. (c)                                              2,436            43,093
AutoZone, Inc. (c)                                                  794            98,781
                                                                            -------------
                                                                                  141,874
                                                                            -------------
BIOTECHNOLOGY--1.24%
Amgen Inc. (c)                                                   18,883         1,097,291
Biogen Idec Inc. (c)                                              4,998           372,051
Celgene Corp. (c)                                                 6,644           438,504
Genzyme Corp. (c)                                                 4,577           347,715
Gilead Sciences, Inc. (c)                                        16,082           742,828
                                                                            -------------
                                                                                2,998,389
                                                                            -------------
BREWERS--0.33%
Anheuser-Busch Cos., Inc.                                        13,012           667,256
Molson Coors Brewing Co. -Class B                                 2,366           135,406
                                                                            -------------
                                                                                  802,662
                                                                            -------------

AIM S&P 500 Index Fund


                                                          SHARES           VALUE
                                                        ----------     -------------
BROADCASTING & CABLE TV--0.92%
CBS Corp. -Class B                                          11,890     $     341,243
Clear Channel Communications, Inc.                           8,643           326,446
Comcast Corp. -Class A (c)                                  53,656         1,129,459
DIRECTV Group, Inc. (The) (c)                               13,186           349,165
Scripps Co. (E.W.) (The) -Class A                            1,557            70,081
                                                                       -------------
                                                                           2,216,394
                                                                       -------------

BUILDING PRODUCTS--0.11%
American Standard Cos., Inc.                                 3,150           117,400
Masco Corp.                                                  6,373           153,462
                                                                       -------------
                                                                             270,862
                                                                       -------------
CASINOS & GAMING--0.22%
Harrah's Entertainment, Inc.                                 3,250           286,813
International Game Technology                                5,845           254,900
                                                                       -------------
                                                                             541,713
                                                                       -------------
COAL & CONSUMABLE FUELS--0.18%
CONSOL Energy Inc.                                           3,146           177,749
Peabody Energy Corp.                                         4,608           256,896
                                                                       -------------
                                                                             434,645
                                                                       -------------
COMMERCIAL PRINTING--0.06%
Donnelley (R.R.) & Sons Co.                                  3,855           155,318
                                                                       -------------

COMMUNICATIONS EQUIPMENT--2.77%
Ciena Corp. (c)                                              1,485            71,072
Cisco Systems, Inc. (c)                                    105,745         3,495,930
Corning Inc.                                                27,308           662,765
JDS Uniphase Corp. (c)                                       3,648            55,668
Juniper Networks, Inc. (c)                                   8,924           321,264
Motorola, Inc.                                              40,183           755,039
QUALCOMM Inc.                                               29,066         1,241,990
Tellabs, Inc. (c)                                            7,564            66,639
                                                                       -------------
                                                                           6,670,367
                                                                       -------------

COMPUTER & ELECTRONICS RETAIL--0.15%
Best Buy Co., Inc.                                           6,078           294,905
Circuit City Stores, Inc.                                    2,925            23,195
RadioShack Corp.                                             2,366            48,787
                                                                       -------------
                                                                             366,887
                                                                       -------------

COMPUTER HARDWARE--3.97%
Apple Inc. (c)                                              15,097         2,867,675
Dell Inc. (c)                                               39,437         1,206,772
Hewlett-Packard Co.                                         44,758         2,313,093
International Business Machines Corp.                       23,605         2,741,013
Sun Microsystems, Inc. (c)                                  61,415           350,680
Teradata Corp. (c)                                           3,133            89,385
                                                                       -------------
                                                                           9,568,618
                                                                       -------------

COMPUTER STORAGE & PERIPHERALS--0.58%
EMC Corp. (c)                                               36,410           924,450
Lexmark International, Inc. -Class A (c)                     1,633            68,569
Network Appliance, Inc. (c)                                  6,177           194,514
QLogic Corp. (c)                                             2,596            40,316


                                                          SHARES           VALUE
                                                        ----------     -------------
COMPUTER STORAGE & PERIPHERALS--(CONTINUED)
SanDisk Corp. (c)                                            3,943     $     175,069
                                                                       -------------
                                                                           1,402,918
                                                                       -------------

CONSTRUCTION & ENGINEERING--0.18%
Fluor Corp.                                                  1,532           242,056
Jacobs Engineering Group Inc. (c)                            2,081           181,359
                                                                       -------------
                                                                             423,415
                                                                       -------------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.89%
Caterpillar Inc.                                            11,096           827,872
Cummins Inc.                                                 1,801           216,048
Deere & Co.                                                  3,851           596,520
PACCAR Inc.                                                  6,473           359,612
Terex Corp. (c)                                              1,781           132,186
                                                                       -------------
                                                                           2,132,238
                                                                       -------------

CONSTRUCTION MATERIALS--0.06%
Vulcan Materials Co.                                         1,646           140,749
                                                                       -------------

CONSUMER ELECTRONICS--0.04%
Harman International Industries, Inc.                        1,125            94,725
                                                                       -------------
CONSUMER FINANCE--0.92%
American Express Co.                                        20,539         1,251,852
Capital One Financial Corp.                                  7,251           475,593
Discover Financial Services                                  8,284           159,881
SLM Corp.                                                    7,163           337,807
                                                                       -------------
                                                                           2,225,133
                                                                       -------------

DATA PROCESSING & OUTSOURCED SERVICES--0.74%
Affiliated Computer Services, Inc. -
   Class A (c)                                               1,723            87,287
Automatic Data Processing, Inc.                              9,219           456,894
Computer Sciences Corp. (c)                                  3,020           176,338
Convergys Corp. (c)                                          2,395            43,900
Electronic Data Systems Corp.                                8,792           189,819
Fidelity National Information Services,
   Inc.                                                      2,948           135,962
Fiserv, Inc. (c)                                             2,906           160,992
Paychex, Inc. (b)                                            5,905           246,711
Western Union Co.                                           13,453           296,504
                                                                       -------------
                                                                           1,794,407
                                                                       -------------

DEPARTMENT STORES--0.46%
Dillard's, Inc. -Class A                                     1,052            24,228
JCPenney Co., Inc.                                           3,847           216,355
Kohl's Corp. (c)                                             5,517           303,269
Macy's Inc.                                                  7,526           241,058
Nordstrom, Inc.                                              3,433           135,398
Sears Holdings Corp. (c)                                     1,314           177,114
                                                                       -------------
                                                                           1,097,422
                                                                       -------------

DISTILLERS & VINTNERS--0.08%
Brown-Forman Corp. -Class B                                  1,500           110,970
Constellation Brands, Inc. -Class A (b)(c)                   3,335            83,775
                                                                       -------------
                                                                             194,745
                                                                       -------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM S&P 500 Index Fund


                                                        SHARES           VALUE
                                                      ----------     -------------
DISTRIBUTORS--0.06%
Genuine Parts Co.                                          2,943     $     144,413
                                                                     -------------
DIVERSIFIED BANKS--1.91%
Comerica Inc.                                              2,655           123,936
U.S. Bancorp                                              29,946           993,009
Wachovia Corp.                                            33,038         1,510,828
Wells Fargo & Co.                                         58,029         1,973,566
                                                                     -------------
                                                                         4,601,339
                                                                     -------------
DIVERSIFIED CHEMICALS--0.80%
Ashland Inc.                                                 975            57,252
Dow Chemical Co. (The)                                    16,471           741,854
E. I. du Pont de Nemours and Co.                          15,961           790,229
Eastman Chemical Co.                                       1,463            97,421
Hercules Inc.                                              1,970            37,056
PPG Industries, Inc.                                       2,836           211,963
                                                                     -------------
                                                                         1,935,775
                                                                     -------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
   SERVICES--0.08%
Cintas Corp.                                               2,355            86,193
Equifax Inc.                                               2,476            95,326
                                                                     -------------
                                                                           181,519
                                                                     -------------

DIVERSIFIED METALS & MINING--0.35%
Freeport-McMoRan Copper & Gold, Inc.                       6,626           779,748
Titanium Metals Corp. (c)                                  1,520            53,504
                                                                     -------------
                                                                           833,252
                                                                     -------------

DIVERSIFIED REIT'S--0.11%
Vornado Realty Trust                                       2,321           259,302
                                                                     -------------

DRUG RETAIL--0.73%
CVS Caremark Corp.                                        25,710         1,073,907
Walgreen Co.                                              17,250           683,962
                                                                     -------------
                                                                         1,757,869
                                                                     -------------
EDUCATION SERVICES--0.08%
Apollo Group, Inc. -Class A (c)                            2,466           195,455
                                                                     -------------

ELECTRIC UTILITIES--1.91%
Allegheny Energy, Inc. (c)                                 2,863           173,670
American Electric Power Co., Inc.                          6,930           334,095
Duke Energy Corp.                                         21,878           419,401
Edison International                                       5,656           328,896
Entergy Corp.                                              3,396           407,079
Exelon Corp.                                              11,704           968,857
FirstEnergy Corp.                                          5,292           368,852
FPL Group, Inc.                                            7,062           483,182
Pinnacle West Capital Corp.                                1,739            70,256
PPL Corp.                                                  6,651           343,857
Progress Energy, Inc.                                      4,493           215,664
Southern Co.                                              13,131           481,382
                                                                     -------------
                                                                         4,595,191
                                                                     -------------

ELECTRICAL COMPONENTS & EQUIPMENT--0.44%
Cooper Industries, Ltd. -Class A                           3,188           167,019
Emerson Electric Co.                                      13,742           718,295
                                                                     -------------


                                                        SHARES           VALUE
                                                      ----------     -------------
ELECTRICAL COMPONENTS & EQUIPMENT--(CONTINUED)
Rockwell Automation, Inc.                                  2,648     $     182,394
                                                                     -------------
                                                                         1,067,708
                                                                     -------------

ELECTRONIC EQUIPMENT MANUFACTURERS--0.12%
Agilent Technologies, Inc. (c)                             6,710           247,263
Tektronix, Inc.                                            1,328            50,265
                                                                     -------------
                                                                           297,528
                                                                     -------------

ELECTRONIC MANUFACTURING SERVICES--0.19%
Jabil Circuit, Inc.                                        3,602            78,272
Molex Inc.                                                 2,454            70,086
Tyco Electronics Ltd.                                      8,664           309,045
                                                                     -------------
                                                                           457,403
                                                                     -------------

ENVIRONMENTAL & FACILITIES SERVICES--0.16%
Allied Waste Industries, Inc. (c)                          5,006            63,276
Waste Management, Inc.                                     9,041           329,002
                                                                     -------------
                                                                           392,278
                                                                     -------------

FERTILIZERS & AGRICULTURAL CHEMICALS--0.38%
Monsanto Co.                                               9,469           924,459
                                                                     -------------

FOOD DISTRIBUTORS--0.15%
Sysco Corp.                                               10,578           362,720
                                                                     -------------

FOOD RETAIL--0.37%
Kroger Co. (The)                                          12,282           360,968
Safeway Inc.                                               7,630           259,420
SUPERVALU Inc.                                             3,646           141,283
Whole Foods Market, Inc.                                   2,412           119,490
                                                                     -------------
                                                                           881,161
                                                                     -------------

FOOTWEAR--0.18%
NIKE, Inc. -Class B                                        6,711           444,671
                                                                     -------------

FOREST PRODUCTS--0.12%
Weyerhaeuser Co.                                           3,746           284,359
                                                                     -------------

GAS UTILITIES--0.08%
Nicor Inc.                                                   800            34,616
Questar Corp.                                              2,979           170,041
                                                                     -------------
                                                                           204,657
                                                                     -------------

GENERAL MERCHANDISE STORES--0.42%
Big Lots, Inc. (c)                                         1,766            42,349
Family Dollar Stores, Inc.                                 2,527            64,059
Target Corp.                                              14,713           902,790
                                                                     -------------
                                                                         1,009,198
                                                                     -------------

GOLD--0.17%
Newmont Mining Corp.                                       7,838           398,641
                                                                     -------------

HEALTH CARE DISTRIBUTORS--0.42%
AmerisourceBergen Corp.                                    3,113           146,653
Cardinal Health, Inc.                                      6,328           430,494
McKesson Corp.                                             5,138           339,622
                                                                     -------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM S&P 500 Index Fund

                                                            SHARES           VALUE
                                                          ----------     -------------
HEALTH CARE DISTRIBUTORS--(CONTINUED)
Patterson Cos. Inc. (c)                                        2,421     $      94,685
                                                                         -------------
                                                                             1,011,454
                                                                         -------------
HEALTH CARE EQUIPMENT--1.59%
Bard (C.R.), Inc.                                              1,784           149,160
Baxter International Inc.                                     11,192           671,632
Becton, Dickinson and Co.                                      4,233           353,286
Boston Scientific Corp. (c)                                   23,161           321,243
Covidien Ltd.                                                  8,630           359,008
Hospira, Inc. (c)                                              2,726           112,666
Medtronic, Inc.                                               19,689           934,046
St. Jude Medical, Inc. (c)                                     5,924           241,284
Stryker Corp.                                                  4,118           292,378
Varian Medical Systems, Inc. (c)                               2,202           107,392
Zimmer Holdings, Inc. (c)                                      4,091           284,284
                                                                         -------------
                                                                             3,826,379
                                                                         -------------

HEALTH CARE FACILITIES--0.05%
Manor Care, Inc.                                               1,264            84,157
Tenet Healthcare Corp. (c)                                     8,274            29,042
                                                                         -------------
                                                                               113,199
                                                                         -------------

HEALTH CARE SERVICES--0.42%
Express Scripts, Inc. (c)                                      4,475           282,373
Laboratory Corp. of America Holdings (c)                       2,031           139,631
Medco Health Solutions, Inc. (c)                               4,701           443,680
Quest Diagnostics Inc.                                         2,730           145,182
                                                                         -------------
                                                                             1,010,866
                                                                         -------------

HEALTH CARE TECHNOLOGY--0.04%
IMS Health Inc.                                                3,415            86,092
                                                                         -------------

HOME ENTERTAINMENT SOFTWARE--0.14%
Electronic Arts Inc. (c)                                       5,399           329,987
                                                                         -------------

HOME FURNISHINGS--0.02%
Leggett & Platt, Inc.                                          2,994            58,173
                                                                         -------------

HOME IMPROVEMENT RETAIL--0.72%
Home Depot, Inc. (The)                                        29,315           923,716
Lowe's Cos., Inc.                                             25,670           690,266
Sherwin-Williams Co. (The)                                     1,891           120,873
                                                                         -------------
                                                                             1,734,855
                                                                         -------------

HOMEBUILDING--0.11%
Centex Corp.                                                   2,063            51,699
D.R. Horton, Inc. (b)                                          4,709            59,757
KB HOME                                                        1,327            36,679
Lennar Corp. -Class A                                          2,405            54,954
Pulte Homes, Inc.                                              3,718            55,175
                                                                         -------------
                                                                               258,264
                                                                         -------------

HOMEFURNISHING RETAIL--0.07%
Bed Bath & Beyond Inc. (c)                                     4,716           160,061
                                                                         -------------

HOTELS, RESORTS & CRUISE LINES--0.37%
Carnival Corp. (d)                                             7,574           363,401
Marriott International, Inc. -Class A                          5,547           228,037


                                                            SHARES           VALUE
                                                          ----------     -------------
HOTELS, RESORTS & CRUISE LINES--(CONTINUED)
Starwood Hotels & Resorts Worldwide, Inc.
   (c)                                                         3,642     $     207,084
Wyndham Worldwide Corp. (c)                                    3,099           101,740
                                                                         -------------
                                                                               900,262
                                                                         -------------

HOUSEHOLD APPLIANCES--0.14%
Black & Decker Corp. (The)                                     1,147           103,127
Snap-on Inc.                                                   1,017            50,759
Stanley Works (The)                                            1,424            81,951
Whirlpool Corp.                                                1,363           107,922
                                                                         -------------
                                                                               343,759
                                                                         -------------

HOUSEHOLD PRODUCTS--2.12%
Clorox Co. (The)                                               2,391           149,605
Colgate-Palmolive Co.                                          8,837           673,998
Kimberly-Clark Corp.                                           7,388           523,735
Procter & Gamble Co. (The)                                    54,179         3,766,524
                                                                         -------------
                                                                             5,113,862
                                                                         -------------

HOUSEWARES & SPECIALTIES--0.15%
Fortune Brands, Inc.                                           2,658           222,661
Newell Rubbermaid Inc.                                         4,819           140,522
                                                                         -------------
                                                                               363,183
                                                                         -------------

HUMAN RESOURCE & EMPLOYMENT SERVICES--0.07%
Monster Worldwide Inc. (c)                                     2,297            93,212
Robert Half International, Inc.                                2,872            86,419
                                                                         -------------
                                                                               179,631
                                                                         -------------

HYPERMARKETS & SUPER CENTERS--0.99%
Costco Wholesale Corp.                                         7,602           511,310
Wal-Mart Stores, Inc.                                         41,671         1,883,946
                                                                         -------------
                                                                             2,395,256
                                                                         -------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.26%
AES Corp. (The) (c)                                           11,638           249,169
Constellation Energy Group                                     3,121           295,559
Dynegy Inc. -Class A (c)                                       8,603            79,234
                                                                         -------------
                                                                               623,962
                                                                         -------------

INDUSTRIAL CONGLOMERATES--3.76%
3M Co.                                                        12,426         1,073,110
General Electric Co.                                         177,887         7,321,829
Textron Inc.                                                   4,334           299,956
Tyco International Ltd.                                        8,630           355,297
                                                                         -------------
                                                                             9,050,192
                                                                         -------------

INDUSTRIAL GASES--0.35%
Air Products and Chemicals, Inc.                               3,742           366,155
Praxair, Inc.                                                  5,552           474,585
                                                                         -------------
                                                                               840,740
                                                                         -------------

INDUSTRIAL MACHINERY--0.82%
Danaher Corp.                                                  4,279           366,582
Dover Corp.                                                    3,532           162,472
Eaton Corp.                                                    2,531           234,320
Illinois Tool Works Inc.                                       7,283           417,024



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM S&P 500 Index Fund

                                                            SHARES           VALUE
                                                          ----------     -------------
INDUSTRIAL MACHINERY--(CONTINUED)
Ingersoll-Rand Co. Ltd. -Class A                               4,976     $     250,542
ITT Corp.                                                      3,139           210,062
Pall Corp.                                                     2,118            84,868
Parker Hannifin Corp.                                          3,024           243,039
                                                                         -------------
                                                                             1,968,909
                                                                         -------------

INDUSTRIAL REIT'S--0.13%
ProLogis                                                       4,460           319,960

INSURANCE BROKERS--0.20%
Aon Corp.                                                      5,062           229,410
Marsh & McLennan Cos., Inc.                                    9,409           243,599
                                                                         -------------
                                                                               473,009
                                                                         -------------

INTEGRATED OIL & GAS--7.04%
Chevron Corp.                                                 37,009         3,386,694
ConocoPhillips                                                28,243         2,399,525
ExxonMobil Corp.                                              96,289         8,857,625
Hess Corp.                                                     4,815           344,802
Marathon Oil Corp.                                            12,419           734,336
Murphy Oil Corp.                                               3,271           240,844
Occidental Petroleum Corp.                                    14,408           994,872
                                                                         -------------
                                                                            16,958,698
                                                                         -------------

INTEGRATED TELECOMMUNICATION SERVICES--3.06%
AT&T Inc.                                                    105,885         4,424,934
CenturyTel, Inc.                                               1,942            85,545
Citizens Communications Co.                                    5,916            77,855
Embarq Corp.                                                   2,648           140,132
Qwest Communications International Inc.
   (b)(c)                                                     27,737           199,152
Verizon Communications Inc.                                   50,391         2,321,513
Windstream Corp.                                               8,237           110,788
                                                                         -------------
                                                                             7,359,919
                                                                         -------------

INTERNET RETAIL--0.28%
Amazon.com, Inc. (b)(c)                                        5,305           472,941
Expedia, Inc. (c)                                              3,548           115,878
IAC/InterActiveCorp (c)                                        3,316            97,689
                                                                         -------------
                                                                               686,508
                                                                         -------------

INTERNET SOFTWARE & SERVICES--1.88%
Akamai Technologies, Inc. (c)                                  2,849           111,652
eBay Inc. (c)                                                 19,807           715,033
Google Inc. -Class A (c)                                       4,009         2,834,363
VeriSign, Inc. (c)                                             4,235           144,371
Yahoo! Inc. (c)                                               23,388           727,367
                                                                         -------------
                                                                             4,532,786
                                                                         -------------

INVESTMENT BANKING & BROKERAGE--2.17%
Bear Stearns Cos. Inc. (The)                                   2,015           228,904
E*TRADE Financial Corp. (c)                                    7,375            82,157
Goldman Sachs Group, Inc. (The)                                7,042         1,745,853
Lehman Brothers Holdings Inc.                                  9,203           582,918
Merrill Lynch & Co., Inc.                                     14,947           986,801
Morgan Stanley                                                18,272         1,228,975



                                                            SHARES           VALUE
                                                          ----------     -------------
INVESTMENT BANKING & BROKERAGE--(CONTINUED)
Schwab (Charles) Corp. (The)                                  16,454     $     382,391
                                                                         -------------
                                                                             5,237,999
                                                                         -------------
IT CONSULTING & OTHER SERVICES--0.10%
Cognizant Technology Solutions Corp. -Class
   A (c)                                                       5,018           208,046
Unisys Corp. (c)                                               6,109            37,143
                                                                         -------------
                                                                               245,189
                                                                         -------------

LEISURE PRODUCTS--0.11%
Brunswick Corp.                                                1,566            34,937
Hasbro, Inc. (b)                                               2,814            83,998
Mattel, Inc.                                                   6,881           143,744
                                                                         -------------
                                                                               262,679
                                                                         -------------

LIFE & HEALTH INSURANCE--1.27%
AFLAC Inc.                                                     8,479           532,312
Lincoln National Corp.                                         4,699           293,077
MetLife, Inc.                                                 12,896           887,890
Principal Financial Group, Inc.                                4,627           313,109
Prudential Financial, Inc.                                     7,968           770,665
Torchmark Corp.                                                1,650           107,514
Unum Group                                                     6,234           145,501
                                                                         -------------
                                                                             3,050,068
                                                                         -------------

LIFE SCIENCES TOOLS & SERVICES--0.34%
Applera Corp.-Applied Biosystems Group                         3,171           117,771
Millipore Corp. (c)                                              932            72,370
PerkinElmer, Inc.                                              2,069            56,939
Thermo Fisher Scientific, Inc. (c)                             7,405           435,488
Waters Corp. (c)                                               1,743           134,176
                                                                         -------------
                                                                               816,744
                                                                         -------------

MANAGED HEALTH CARE--1.27%
Aetna Inc.                                                     8,877           498,621
CIGNA Corp.                                                    4,910           257,726
Coventry Health Care, Inc. (c)                                 2,701           162,897
Humana Inc. (c)                                                2,925           219,229
UnitedHealth Group Inc.                                       23,000         1,130,450
WellPoint Inc. (c)                                             9,919           785,882
                                                                         -------------
                                                                             3,054,805
                                                                         -------------

METAL & GLASS CONTAINERS--0.06%
Ball Corp.                                                     1,764            87,459
Pactiv Corp. (c)                                               2,252            61,863
                                                                         -------------
                                                                               149,322
                                                                         -------------

MOTORCYCLE MANUFACTURERS--0.09%
Harley-Davidson, Inc. (b)                                      4,350           224,025
                                                                         -------------

MOVIES & ENTERTAINMENT--1.54%
News Corp. -Class A                                           40,149           870,029
Time Warner Inc.                                              64,745         1,182,244
Viacom Inc. -Class B (c)                                      11,908           491,681
Walt Disney Co. (The)                                         33,696         1,166,892
                                                                         -------------
                                                                             3,710,846
                                                                         -------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

'

AIM S&P 500 Index Fund

                                                         SHARES           VALUE
                                                       ----------     -------------
MULTI-LINE INSURANCE--1.67%
American International Group, Inc.                         44,520     $   2,810,102
Assurant, Inc.                                              1,674            97,829
Genworth Financial Inc. -Class A                            7,649           208,818
Hartford Financial Services Group, Inc.
   (The)                                                    5,515           535,120
Loews Corp.                                                 7,701           378,042
                                                                      -------------
                                                                          4,029,911
                                                                      -------------

MULTI-SECTOR HOLDINGS--0.06%
Leucadia National Corp.                                     2,844           144,077
                                                                      -------------

MULTI-UTILITIES--1.07%
Ameren Corp.                                                3,603           194,778
CenterPoint Energy, Inc.                                    5,602            93,890
CMS Energy Corp.                                            3,876            65,776
Consolidated Edison, Inc.                                   4,704           221,511
Dominion Resources, Inc.                                    5,053           463,006
DTE Energy Co.                                              2,942           145,923
Integrys Energy Group Inc.                                  1,330            71,567
NiSource Inc.                                               4,735            96,831
PG&E Corp.                                                  6,134           300,137
Public Service Enterprise Group Inc.                        4,413           421,883
Sempra Energy                                               4,582           281,839
TECO Energy, Inc.                                           3,645            61,345
Xcel Energy, Inc.                                           7,289           164,367
                                                                      -------------
                                                                          2,582,853
                                                                      -------------

OFFICE ELECTRONICS--0.12%
Xerox Corp.                                                16,197           282,476
                                                                      -------------

OFFICE REIT'S--0.09%
Boston Properties, Inc.                                     2,056           222,747
                                                                      -------------

OFFICE SERVICES & SUPPLIES--0.11%
Avery Dennison Corp.                                        1,848           106,999
Pitney Bowes Inc.                                           3,795           151,952
                                                                      -------------
                                                                            258,951
                                                                      -------------

OIL & GAS DRILLING--0.50%
ENSCO International Inc.                                    2,576           142,942
Nabors Industries Ltd. (c)                                  4,864           136,581
Noble Corp.                                                 4,661           246,800
Rowan Cos., Inc.                                            1,911            74,491
Transocean Inc. (c)                                         5,022           599,476
                                                                      -------------
                                                                          1,200,290
                                                                      -------------

OIL & GAS EQUIPMENT & SERVICES--1.78%
Baker Hughes Inc.                                           5,547           481,036
BJ Services Co.                                             5,058           127,411
Halliburton Co.                                            15,454           609,197
National-Oilwell Varco Inc. (c)                             6,182           452,770
Schlumberger Ltd.                                          20,695         1,998,516
Smith International, Inc.                                   3,480           229,854
Weatherford International Ltd. (c)                          5,850           379,723
                                                                      -------------
                                                                          4,278,507
                                                                      -------------

OIL & GAS EXPLORATION & PRODUCTION--1.30%
Anadarko Petroleum Corp.                                    8,053           475,288
Apache Corp.                                                5,763           598,257


                                                         SHARES           VALUE
                                                       ----------     -------------
OIL & GAS EXPLORATION & PRODUCTION--(CONTINUED)
Chesapeake Energy  Corp.                                    7,122     $     281,177
Devon Energy Corp.                                          7,742           723,103
EOG Resources, Inc.                                         4,249           376,461
Noble Energy, Inc.                                          2,970           227,324
XTO Energy, Inc.                                            6,697           444,547
                                                                      -------------
                                                                          3,126,157
                                                                      -------------

OIL & GAS REFINING & MARKETING--0.40%
Sunoco, Inc.                                                2,098           154,413
Tesoro Corp.                                                2,375           143,759
Valero Energy Corp.                                         9,615           677,184
                                                                      -------------
                                                                            975,356
                                                                      -------------

OIL & GAS STORAGE & TRANSPORTATION--0.37%
El Paso Corp.                                              12,202           215,487
Spectra Energy Corp.                                       11,020           286,300
Williams Cos., Inc. (The)                                  10,450           381,320
                                                                      -------------
                                                                            883,107
                                                                      -------------

OTHER DIVERSIFIED FINANCIAL SERVICES--4.19%
Bank of America Corp.                                      77,037         3,719,346
Citigroup Inc.                                             86,364         3,618,652
JPMorgan Chase & Co.                                       58,748         2,761,156
                                                                      -------------
                                                                         10,099,154
                                                                      -------------

PACKAGED FOODS & MEATS--1.19%
Campbell Soup Co.                                           3,900           144,222
ConAgra Foods, Inc.                                         8,502           201,752
Dean Foods Co. (b)(c)                                       2,256            62,649
General Mills, Inc.                                         5,732           330,908
Heinz (H.J.) Co.                                            5,540           259,161
Hershey Co. (The)                                           2,934           126,485
Kellogg Co.                                                 4,605           243,098
Kraft Foods Inc. -Class A                                  27,372           914,499
McCormick & Co., Inc.                                       2,249            78,783
Sara Lee Corp.                                             12,578           208,040
Tyson Foods, Inc. -Class A                                  4,775            75,445
Wrigley Jr. (Wm.) Co.                                       3,770           232,496
                                                                      -------------
                                                                          2,877,538
                                                                      -------------

PAPER PACKAGING--0.09%
Bemis Co., Inc.                                             1,826            51,420
Sealed Air Corp.                                            2,808            70,003
Temple-Inland Inc.                                          1,828            98,109
                                                                      -------------
                                                                            219,532
                                                                      -------------

PAPER PRODUCTS--0.16%
International Paper Co.                                     7,426           274,465
MeadWestvaco Corp.                                          3,157           106,201
                                                                      -------------
                                                                            380,666
                                                                      -------------

PERSONAL PRODUCTS--0.16%
Avon Products, Inc.                                         7,482           306,613
Estee Lauder Cos. Inc. (The) -Class A                       1,989            87,317
                                                                      -------------
                                                                            393,930
                                                                      -------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM S&P 500 Index Fund


                                                      SHARES           VALUE
                                                    ----------     -------------
PHARMACEUTICALS--6.10%
Abbott Laboratories                                     26,830     $   1,465,455
Allergan, Inc.                                           5,338           360,742
Barr Pharmaceuticals Inc. (c)                            1,860           106,615
Bristol-Myers Squibb Co.                                34,338         1,029,797
Forest Laboratories, Inc. (c)                            5,490           214,494
Johnson & Johnson                                       50,251         3,274,858
King Pharmaceuticals, Inc. (c)                           4,210            44,626
Lilly (Eli) and Co.                                     17,151           928,727
Merck & Co. Inc.                                        37,784         2,201,296
Mylan Laboratories Inc.                                  4,283            64,416
Pfizer Inc.                                            120,264         2,959,697
Schering-Plough Corp.                                   28,114           858,039
Watson Pharmaceuticals, Inc. (c)                         1,804            55,130
Wyeth                                                   23,349         1,135,462
                                                                   -------------
                                                                      14,699,354
                                                                   -------------

PHOTOGRAPHIC PRODUCTS--0.06%
Eastman Kodak Co.                                        4,958           142,096
                                                                   -------------

PROPERTY & CASUALTY INSURANCE--1.11%
ACE Ltd.                                                 5,718           346,568
Allstate Corp. (The)                                    10,156           532,174
Ambac Financial Group, Inc.                              1,761            64,858
Chubb Corp. (The)                                        6,827           364,220
Cincinnati Financial Corp.                               2,966           117,988
MBIA Inc.                                                2,196            94,516
Progressive Corp. (The)                                 12,570           232,545
SAFECO Corp.                                             1,806           104,567
Travelers Cos., Inc. (The)                              11,374           593,837
XL Capital Ltd. -Class A                                 3,154           226,930
                                                                   -------------
                                                                       2,678,203
                                                                   -------------

PUBLISHING--0.28%
Dow Jones & Co., Inc.                                    1,129            67,526
Gannett Co., Inc.                                        4,054           171,930
McGraw-Hill Cos., Inc. (The)                             5,883           294,385
Meredith Corp.                                             667            41,521
New York Times Co. (The) -Class A (b)                    2,498            48,861
Tribune Co.                                              1,336            40,427
                                                                   -------------
                                                                         664,650
                                                                   -------------

RAILROADS--0.72%
Burlington Northern Santa Fe Corp.                       5,215           454,487
CSX Corp.                                                7,621           341,192
Norfolk Southern Corp.                                   6,832           352,873
Union Pacific Corp.                                      4,625           592,185
                                                                   -------------
                                                                       1,740,737
                                                                   -------------

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.03%
CB Richard Ellis Group, Inc. -Class A (b)(c)             3,422            83,428
                                                                   -------------

REGIONAL BANKS--1.33%
BB&T Corp.                                               9,582           354,247
Commerce Bancorp, Inc.                                   3,306           134,720
Fifth Third Bancorp                                      9,300           290,904
First Horizon National Corp. (b)                         2,172            56,646
Huntington Bancshares Inc.                               6,400           114,624


                                                      SHARES           VALUE
                                                    ----------     -------------
REGIONAL BANKS--(CONTINUED)
KeyCorp                                                  6,778     $     192,834
M&T Bank Corp.                                           1,309           130,219
Marshall & Ilsley Corp.                                  4,627           197,573
National City Corp.                                     10,984           266,362
PNC Financial Services Group, Inc.                       5,937           428,414
Regions Financial Corp.                                 12,220           331,406
SunTrust Banks, Inc.                                     6,059           439,883
Synovus Financial Corp.                                  5,716           150,674
Zions Bancorp                                            1,867           110,358
                                                                   -------------
                                                                       3,198,864
                                                                   -------------

RESIDENTIAL REIT'S--0.19%
Apartment Investment & Management Co.
   -Class A                                              1,678            78,413
AvalonBay Communities, Inc.                              1,376           168,766
Equity Residential                                       4,811           201,004
                                                                   -------------
                                                                         448,183
                                                                   -------------

RESTAURANTS--0.87%
Darden Restaurants, Inc.                                 2,442           105,006
McDonald's Corp.                                        20,690         1,235,193
Starbucks Corp. (c)                                     12,938           345,186
Wendy's International, Inc.                              1,508            52,418
Yum! Brands, Inc.                                        9,050           364,443
                                                                   -------------
                                                                       2,102,246
                                                                   -------------

RETAIL REIT'S--0.38%
Developers Diversified Realty Corp.                      2,158           108,763
General Growth Properties, Inc.                          4,262           231,682
Kimco Realty Corp.                                       4,378           181,775
Simon Property Group, Inc.                               3,877           403,635
                                                                   -------------
                                                                         925,855
                                                                   -------------

SEMICONDUCTOR EQUIPMENT--0.43%
Applied Materials, Inc.                                 23,880           463,750
KLA-Tencor Corp.                                         3,352           176,483
MEMC Electronic Materials, Inc. (c)                      3,906           285,997
Novellus Systems, Inc. (c)                               2,149            61,053
Teradyne, Inc. (c)                                       3,278            40,450
                                                                   -------------
                                                                       1,027,733
                                                                   -------------

SEMICONDUCTORS--2.19%
Advanced Micro Devices, Inc. (c)                         9,511           124,404
Altera Corp.                                             6,206           121,762
Analog Devices, Inc.                                     5,402           180,751
Broadcom Corp. -Class A (c)                              8,143           265,055
Intel Corp.                                            101,389         2,727,364
Linear Technology Corp.                                  3,853           127,226
LSI Logic Corp. (c)                                     12,475            82,335
Microchip Technology Inc.                                3,780           125,383
Micron Technology, Inc. (c)                             13,171           138,427
National Semiconductor Corp.                             4,154           104,431
NVIDIA Corp. (c)                                         9,528           337,101
Texas Instruments Inc.                                  24,774           807,632
Xilinx, Inc.                                             5,139           125,391
                                                                   -------------
                                                                       5,267,262
                                                                   -------------

SOFT DRINKS--1.84%
Coca-Cola Co. (The)                                     34,543         2,133,376



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM S&P 500 Index Fund

                                                     SHARES           VALUE
                                                   ----------     -------------
SOFT DRINKS--(CONTINUED)
Coca-Cola Enterprises Inc.                              4,948     $     127,708
Pepsi Bottling Group, Inc. (The)                        2,432           104,771
PepsiCo, Inc.                                          28,048         2,067,698
                                                                  -------------
                                                                      4,433,553
                                                                  -------------

SPECIALIZED CONSUMER SERVICES--0.05%
H&R Block, Inc.                                         5,680           123,824
                                                                  -------------
SPECIALIZED FINANCE--0.64%
CIT Group, Inc.                                         3,313           116,750
CME Group Inc.                                            922           614,283
IntercontinentalExchange Inc. (c)                       1,205           214,731
Moody's Corp.                                           3,845           168,103
NYSE Euronext                                           4,582           430,112
                                                                  -------------
                                                                      1,543,979
                                                                  -------------

SPECIALTY CHEMICALS--0.19%
Ecolab Inc.                                             3,028           142,831
International Flavors & Fragrances Inc.                 1,411            73,668
Rohm and Haas Co.                                       2,204           114,343
Sigma-Aldrich Corp.                                     2,268           117,188
                                                                  -------------
                                                                        448,030
                                                                  -------------

SPECIALTY PROPERTIES--0.21%
Host Hotels & Resorts Inc.                              9,020           199,884
Plum Creek Timber Co., Inc.                             3,054           136,422
Public Storage                                          2,160           174,895
                                                                  -------------
                                                                        511,201
                                                                  -------------

SPECIALTY STORES--0.23%
Office Depot, Inc. (c)                                  4,752            89,148
OfficeMax Inc.                                          1,297            41,050
Staples, Inc.                                          12,359           288,459
Tiffany & Co.                                           2,362           127,973
                                                                  -------------
                                                                        546,630
                                                                  -------------

STEEL--0.30%
Allegheny Technologies, Inc.                            1,765           180,330
Nucor Corp.                                             4,998           309,976
United States Steel Corp.                               2,044           220,548
                                                                  -------------
                                                                        710,854
                                                                  -------------

SYSTEMS SOFTWARE--3.03%
BMC Software, Inc. (c)                                  3,486           117,966
CA Inc.                                                 6,746           178,432
Microsoft Corp.                                       139,983         5,152,774
Novell, Inc. (c)                                        6,119            46,259
Oracle Corp. (c)                                       68,304         1,514,300
Symantec Corp. (c)                                     15,569           292,386
                                                                  -------------
                                                                      7,302,117
                                                                  -------------

THRIFTS & MORTGAGE FINANCE--0.99%
Countrywide Financial Corp.                            10,000           155,200
Fannie Mae                                             16,917           964,946
Freddie Mac                                            11,286           589,468
Hudson City Bancorp, Inc.                               9,233           144,589
MGIC Investment Corp.                                   1,446            27,994
Sovereign Bancorp, Inc. (b)                             6,239            90,029



                                                     SHARES           VALUE
                                                   ----------     -------------
THRIFTS & MORTGAGE FINANCE--(CONTINUED)
Washington Mutual, Inc.                                15,203     $     423,859
                                                                  -------------
                                                                      2,396,085
                                                                  -------------

TIRES & RUBBER--0.05%
Goodyear Tire & Rubber Co. (The) (c)                    3,696           111,434
                                                                  -------------

TOBACCO--1.25%
Altria Group, Inc.                                     36,548         2,665,446
Reynolds American Inc.                                  2,956           190,455
UST Inc.                                                2,767           147,536
                                                                  -------------
                                                                      3,003,437
                                                                  -------------

TRADING COMPANIES & DISTRIBUTORS--0.05%
W.W. Grainger, Inc.                                     1,245           111,950
                                                                  -------------

TRUCKING--0.02%
Ryder System, Inc.                                      1,058            50,625
                                                                  -------------

WIRELESS TELECOMMUNICATION SERVICES--0.53%
ALLTEL Corp.                                            6,083           432,805
Sprint Nextel Corp.                                    49,420           845,082
                                                                  -------------
                                                                      1,277,887
                                                                  -------------
  Total Common Stocks & Other Equity Interests
     (Cost $165,870,846)                                            236,921,518
                                                                  -------------

                                                   PRINCIPAL
                                                     AMOUNT
                                                   ----------
U.S. TREASURY BILLS--0.16%
   3.73%
   (Cost $397,851), 12/20/07(e)                   $   400,000(f)        397,851
                                                                  -------------

                                                     SHARES
                                                   ----------
MONEY MARKET FUNDS--1.38%
Liquid Assets Portfolio -Institutional
   Class(g)                                         1,657,818         1,657,818
                                                                  -------------
Premier Portfolio -Institutional Class(g)           1,657,818         1,657,818
                                                                  -------------
     Total Money Market Funds
        (Cost $3,315,636)                                             3,315,636
                                                                  -------------
Total Investments (excluding investments
   purchased with cash collateral from
   securities loaned)--99.89%
   (Cost $169,584,333)                                              240,635,005
                                                                  -------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

                                                                               8
P

                                                                    SHARES           VALUE
                                                                  ----------     -------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON LOAN
MONEY MARKET FUNDS--0.23%
Liquid Assets Portfolio -Institutional
   Class (Cost $543,514) (g)(h)                                      543,514      $     543,514
                                                                                  -------------
TOTAL INVESTMENTS--100.11%
   (Cost $170,127,847)                                                              241,178,519
                                                                                  -------------
OTHER ASSETS LESS LIABILITIES--(0.11)%                                                 (266,920)
                                                                                  -------------
NET ASSETS--100.00%                                                               $ 240,911,599
                                                                                  -------------

Investment Abbreviations:

REIT  -- Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b)  All or a portion of this security was out on loan at October 31, 2007.

(c)  Non-income producing security.

(d)  Each unit represents one common share and one trust share.

(e) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(f) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 4.

(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(h) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.




SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM S&P 500 Index Fund


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
October 31, 2007
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES


A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer

AIM S&P 500 Index Fund
     information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect

AIM S&P 500 Index Fund

D. FUTURES CONTRACTS -- (CONTINUED) to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

E. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended October 31, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:


                                  VALUE        PURCHASES       PROCEEDS         VALUE           DIVIDEND
FUND                            07/31/07        AT COST       FROM SALES        10/31/07         INCOME
                              -----------     -----------     -----------      -----------     -----------
Liquid Assets Portfolio -
Institutional Class           $ 2,437,731     $ 3,692,949     $(4,472,862)     $ 1,657,818     $    27,422
                              -----------     -----------     -----------      -----------     -----------
Premier  Portfolio-
Institutional Class             2,437,731       3,692,949      (4,472,862)       1,657,818          27,383
                              -----------     -----------     -----------      -----------     -----------
   Subtotal                   $ 4,875,462     $ 7,385,898     $(8,945,724)     $ 3,315,636     $    54,805
                              ===========     ===========     ===========      ===========     ===========


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                  VALUE        PURCHASES       PROCEEDS         VALUE           DIVIDEND
FUND                            07/31/07        AT COST       FROM SALES        10/31/07         INCOME
                              -----------     -----------     -----------      -----------     -----------
Liquid Assets Portfolio -
Institutional Class           $17,202,240     $   193,878     $(16,852,604)     $  543,514     $     2,049
                              -----------     -----------     ------------      ----------     -----------
       TOTAL INVESTMENTS
        IN AFFILIATES         $22,077,702     $ 7,579,776     $(25,798,328)     $3,859,150     $    56,854
                              ===========     ===========     ============      ==========     ===========


* Net of compensation to counterparties.


NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At October 31, 2007, securities with an aggregate value of $538,345 were on loan to brokers. The loans were secured by cash collateral of $543,514 received by the Fund and subsequently invested in an affiliated money market fund. For the three month period ended October 31, 2007, the Fund received dividends on cash collateral investments of $2,049 for securities lending transactions, which are net of compensation to counterparties.

AIM S&P 500 Index Fund

NOTE 4 -- FUTURES CONTRACTS

On October 31, 2007, $400,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

                                   OPEN FUTURES CONTRACTS AT PERIOD END
--------------------------------------------------------------------------------------------------------
                                                                                            UNREALIZED
                        NUMBER OF                  MONTH/                 VALUE            APPRECIATION
  CONTRACT              CONTRACTS                COMMITMENT              10/31/07         (DEPRECIATION)
--------------------------------------------------------------------------------------------------------
S&P 500 Index                  10               Dec.-07/Long            $ 3,887,250          $  (126,400)


NOTE 5 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended October 31, 2007 was $3,201,183 and $4,378,587, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

              UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                                  $ 73,704,303
Aggregate unrealized (depreciation) of investment securities                                  (9,701,577)
                                                                                            ------------
Net unrealized appreciation of investment securities                                        $ 64,002,726
                                                                                            ============
Cost of investments for tax purposes is $177,175,793.

Item 2. Controls and Procedures.

     (a) As of December 17, 2007, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of December 17, 2007, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

     Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM STOCK FUNDS


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: December 28, 2007

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: December 28, 2007


By: /s/ Sidney M. Dilgren
    ----------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: December 28, 2007

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.